Costs of services and general and administrative costs - Summary of Operating Costs (Detail) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Costs of services		£ 5,196.1	£ 4,804.7	[1]
General and administrative costs		452.8	3,528.6	[1]
Costs of services and general and administrative costs		5,648.9	8,333.3	[1]
Costs of services and general and administrative costs include:
Staff costs		3,473.3	3,330.0	[1]
Establishment costs		264.8	314.4	[1]
Media pass-through costs		857.0	613.7	[1]
Other costs of services and general and administrative costs	[2]	1,053.8	4,075.2	[1]
Wages and salaries		2,329.8	2,417.5
Cash-based incentive plans		200.2	17.2
Share-based incentive plans		43.9	30.6
Severance		14.5	18.8
Other staff costs		884.9	845.9
Staffing costs		3,473.3	3,330.0	[1]
Amortisation and impairment of acquired intangible assets		30.1	53.1	[1]
Goodwill impairment			2,812.9	[1]
Losses/(gains) on disposal of investments and subsidiaries		1.0	(16.0)	[1]
Investment and other write-downs			225.7	[1]
Restructuring and transformation costs		34.3	17.9	[1]
Restructuring costs in relation to Covid-19		19.7	39.3	[1]
Litigation settlement		£ 21.7		[1]

[1]	Figures have been restated as described in the accounting policies.
[2]	Other costs of services and general and administrative costs include £376.3 million (period ended 30 June 2020: £301.3 million) of other pass-through costs.